Related Party Transactions (Details) - Schedule of balance due to related parties - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related party	$ 162,394	$ 1,009,325	$ 153,370
Mr. Lirong Wang [Member]
Related Party Transaction [Line Items]
Due to related party		$ 861,702
Relationship		The CEO and Chairman / Actual controlling person
Ms. Xueying Sheng [Member]
Related Party Transaction [Line Items]
Due to related party	$ 105,467	$ 73,474	97,587
Relationship	Controller/Accounting Manager of the Company	Controller/Accounting Manager of the Company
Mr. Guohua Lin [Member]
Related Party Transaction [Line Items]
Due to related party	$ 56,927	$ 74,149	$ 55,783
Relationship	Senior management / One of the Company’s shareholders	Senior management / One of the Company’s shareholders